Income Tax Expense - Difference Between Income Taxes Computed using the Statutory Corporate Income Tax Rates and the Recorded Income Taxes (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Income taxes at statutory income tax rate	₩ 329,580	₩ 834,146	₩ 505,824
Non-taxable income	(14,969)	(13,924)	(41,084)
Non-deductible expenses	24,679	15,329	31,882
Tax credit and tax reduction	(10,300)	(62,075)	(48,774)
Changes in unrecognized deferred taxes	21,057	(68,589)	(69,776)
Changes in tax rate	(42,307)	(36,193)	24,537
Income tax refund and others	(19,419)	(16,746)	(26,107)
Income tax expense	₩ 288,321	₩ 651,948	₩ 376,502